Other Current Assets - Disclosure of Other Current Assets (Detail) - AUD ($)		Jun. 30, 2022	Jun. 30, 2021
Prepaid expenses and other current assets [line Items]
Prepayments	[1]	$ 2,377,901	$ 1,663,213
Security deposit		65,060	38,577
Accrued interest		43	179
Other current assets		$ 2,443,004	$ 1,701,969

[1]	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.